Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD) (the “Shareholder Yield ETF”)

Cambria Foreign Shareholder Yield ETF (FYLD) (the “Foreign Shareholder Yield ETF”)

Cambria Emerging Shareholder Yield ETF (EYLD) (the “Emerging Shareholder Yield ETF”)

Cambria Sovereign Bond ETF (SOVB) (the “Sovereign Bond ETF”)

Cambria Global Value ETF (GVAL) (the “Global Value ETF”)

Cambria Global Momentum ETF (GMOM) (the “Global Momentum ETF”)

Cambria Value and Momentum ETF (VAMO) (the “Value and Momentum ETF”)

Cambria Global Asset Allocation ETF (GAA) (the “Global Asset Allocation ETF”)

Cambria Tail Risk ETF (TAIL) (the “Tail Risk ETF”)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 8, 2020 to:

•	each Fund’s Summary Prospectus, dated September 1, 2019, as amended or supplemented (collectively, the “Summary Prospectuses”); and
•	the Funds’ Statutory Prospectus, dated September 1, 2019, as amended or supplemented (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.	In the “Performance” section of the Shareholder Yield ETF’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018

Cambria Shareholder Yield ETF*	1 Year	5 Years	Since Inception (May 13, 2013)
Return Before Taxes	-13.36%	5.57%	8.19%
Return After Taxes on Distributions	-13.95%	4.50%	7.13%
Return After Taxes on Distributions and Sale of Fund Shares	-7.65%	4.04%	6.16%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	10.14%

* The Fund’s objective changed effective March 26, 2018. Prior to that date, the Fund was actively managed and sought income and capital appreciation with an emphasis on income from investments in the U.S. equity market. As of March 26, 2018, the Fund’s objective seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index.

2.	In the “Performance” section of the Foreign Shareholder Yield ETF’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018

Cambria Foreign Shareholder Yield ETF	1 Year	5 Years	Since Inception (December 2, 2013)
Return Before Taxes	-13.66%	0.33%	0.89%
Return After Taxes on Distributions	-14.29%	-0.68%	-0.12%
Return After Taxes on Distributions and Sale of Fund Shares	-7.00%	0.13%	0.56%
Cambria Foreign Shareholder Yield Index (Reflects no deduction for fees, expenses or taxes)	-14.14%	0.62%	1.18%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	-13.36%	1.00%	1.42%

3.	In the “Performance” section of the Emerging Shareholder Yield ETF’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018

Cambria Emerging Shareholder Yield ETF	1 Year	Since Inception (July 13, 2016)
Return Before Taxes	-14.39%	9.22%
Return After Taxes on Distributions	-15.43%	8.20%
Return After Taxes on Distributions and Sale of Fund Shares	-6.99%	7.29%
Cambria Emerging Shareholder Yield Index (Reflects no deduction for fees, expenses or taxes)	-13.58%	11.03%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	-14.24%	7.77%

4.	In the “Performance” section of the Sovereign Bond ETF’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018

Cambria Sovereign Bond ETF	1 Year	Since Inception (February 22, 2016)
Return Before Taxes	-6.90%	4.32%
Return After Taxes on Distributions	-8.55%	2.28%
Return After Taxes on Distributions and Sale of Fund Shares	-4.02%	2.44%
FTSE/Citi World Government Bond Index (Reflects no deduction for fees, expenses or taxes)	-0.84%	1.27%

5.	In the “Performance” section of the Global Value ETF’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018

Cambria Global Value ETF	1 Year	Since Inception (March 11, 2014)
Return Before Taxes	-13.46%	-0.67%
Return After Taxes on Distributions	-13.66%	-1.20%
Return After Taxes on Distributions and Sale of Fund Shares	-6.61%	-0.40%
Cambria Global Value Index (Reflects no deduction for fees, expenses or taxes)	-12.07%	0.46%
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	-8.93%	4.91%

6.	In the “Performance” section of the Global Momentum ETF’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018

Cambria Global Momentum ETF	1 Year	Since Inception (November 3, 2014)
Return Before Taxes	-8.72%	1.55%
Return After Taxes on Distributions	-9.25%	0.84%
Return After Taxes on Distributions and Sale of Fund Shares	-5.00%	0.95%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	-4.38%	7.56%
S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	-1.44%	4.91%

7.	In the “Performance” section of the Value and Momentum ETF’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018

Cambria Value and Momentum ETF	1 Year	Since Inception (September 8, 2015)
Return Before Taxes	-11.56%	-3.06%
Return After Taxes on Distributions	-11.75%	-3.22%
Return After Taxes on Distributions and Sale of Fund Shares	-6.68%	-2.31%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	-4.38%	9.79%

8.	In the “Performance” section of the Global Asset Allocation ETF’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018

Cambria Global Asset Allocation ETF*	1 Year	Since Inception (December 9, 2014)
Return Before Taxes	-6.85%	2.62%
Return After Taxes on Distributions	-7.68%	1.59%
Return After Taxes on Distributions and Sale of Fund Shares	-3.79%	1.63%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	-4.38%	7.14%
S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	-1.44%	5.10%
Cambria Global Asset Allocation Index (Reflects no deduction for fees, expenses or taxes)	-7.69%	0.98%
*	The Fund’s objective changed effective January 1, 2019. Prior to that date, the Fund was actively managed and sought to track the performance, before fees and expenses, of the Cambria Global Asset Allocation Index. As of January 1, 2019, the Fund is actively managed and seeks income and capital appreciation from investments in exchange-traded vehicles.

9.	In the “Performance” section of the Tail Risk ETF’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018

Cambria Tail Risk ETF	1 Year	Since Inception (April 5, 2017)
Return Before Taxes	2.33%	-3.90%
Return After Taxes on Distributions	1.67%	-4.47%
Return After Taxes on Distributions and Sale of Fund Shares	1.36%	-3.21%
Bloomberg Barclays U.S. Short Treasury Index (Reflects no deduction for fees, expenses or taxes)	1.88%	1.47%

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Please retain this supplement for future reference.

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